Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities of continuing operations:
Net loss	$ (657,375)	$ (548,438)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	104,140	148,853
Depreciation and amortization	12,997	18,320
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	6,166	3,686
Net cash provided by (used in) operating activities	(534,073)	(377,579)
Cash flows from investing activities:
Related party	85,203	105,378
Acquisition of capital assets	(10,525)
Net cash provided by (used in) investing activities	74,678	105,378
Cash flows from financing activities:
Net proceeds from sale of common stock	489,875	205,496
Net cash provided by (used in) financing activities	489,875	205,496
Effect of exchange rates on cash and cash equivalents	(5,891)	2
Net increase (decrease) in cash and cash equivalents	24,589	(66,703)
Cash and cash equivalents at beginning of period	849	67,552
Cash and cash equivalents at end of period	$ 25,438	$ 849